SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 22 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares of par value of $0.00001 each, comprising of: (i) 450,000,000 Class A Ordinary Shares of par value of USD0.00001 each, and (ii) 50,000,000 Class B Ordinary Shares of par value of USD0.00001 each. There are currently 1,026,101 issued and outstanding Class A Ordinary Shares and 49,091 issued and outstanding Class B Ordinary Shares.

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall always vote together as one class on all resolutions submitted to a vote by the Members. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof. In no event shall Class A Ordinary Shares be convertible into Class B Ordinary Shares. Save and except for voting rights and conversion rights, Class A Ordinary Shares and Class B Ordinary Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

Initial Public Offering

On December 14, 2022, the Company consummated its initial public offering (“IPO”) of 3,000,000 Class A ordinary shares at a price of $4.00 per share, generating gross proceeds to the Company of $12,000,000 before deducting underwriting discounts and commissions and offering expenses. After deducting underwriting discounts, commissions and expenses related to the offering, the Company recorded $10,646,322 (with $1,200 in par value and $10,645,122 in additional paid in capital) net proceeds from its initial public offering. The underwriter was granted a 45-day over-allotment option to purchase up to an additional 450,000 Class A ordinary shares at the initial public offering price. Meanwhile, other costs incurred in the IPO totaled $1,061,170, the main nature of which was professional fees. As a result, Class A shares increased by $300, and additional paid-in capital increased by $9,584,612.

Private Placement

On May 20, 2024, the Company entered into securities purchase agreements (the “Securities Purchase Agreements”) with certain purchasers (“Purchasers”) in connection with the issuance and sale (the “Private Placement”) of (i) an aggregate of 16,000,000 Class A ordinary shares, par value US$0.0001 per share, of the Company (the “Class A Ordinary Shares”) and (ii) warrants (the “Warrants,” together with the Class A Ordinary Shares, the “Securities”) to purchase an aggregate of 32,000,000 Class A Ordinary Shares at an exercise price of $0.50 per share, subject to adjustment as provided therein, for an aggregate of purchase price of $8,000,000. The Warrants will become exercisable for cash or on a cashless basis upon issuance and will expire three years after the issuance date. In November 2024, Purchasers exercised warrants on a cashless basis, and the Company issued 22,588,235 Class A ordinary shares. As of December 31, 2024, all warrants were exercised.

Registered Direct Offering

On July 25, 2025, ERAYAK Power Solution Group Inc. (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors named thereto (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “Registered Direct Offering”): (i) 12,396,000 class A ordinary shares (the “Class A Ordinary Shares”) of the Company of par value of $0.0001 each (the “Shares”), at a purchase price of $0.098 per share; and (ii) pre-funded warrants to purchase up to 18,216,246 Class A Ordinary Shares (the “Pre-Funded Warrants”) at a purchase price of $0.098 to the purchase price for Shares, less the exercise price of $0.0001 per share. The Registered Direct Offering closed on July 28, 2025. The Company received approximately $3 million in gross proceeds from the Registered Direct Offering, before deducting placement agent fees and estimated offering expenses.

Registered Direct Offering

On July 31, 2025, ERAYAK Power Solution Group Inc. (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors named thereto (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “Registered Direct Offering”): (i) 32,155,921 class A ordinary shares (the “Class A Ordinary Shares”) of the Company of par value of $0.0001 each (the “Shares”), at a purchase price of $0.065 per share; and (ii) pre-funded warrants to purchase up to 75,536,386 Class A Ordinary Shares (the “Pre-Funded Warrants”) at a purchase price of $0.065 to the purchase price for Shares, less the exercise price of $0.0001 per share. The Registered Direct Offering closed on August 1, 2025. The Company received approximately $7 million in gross proceeds from the Registered Direct Offering, before deducting placement agent fees and estimated offering expenses.

Share Subscription

On August 19, 2025, Erayak Power Solution Group Inc (the “Company”) consummated a share subscription (the “Share Subscription”) with Erayak International Limited. Under the terms of the Share Subscription, the Erayak International Limited purchased 8,000,000 Class B ordinary shares from the Company at a consideration of $0.055 per share, which is the closing pricing on August 18, 2025, for a total consideration of US$440,000.

Reverse Stock Split

On September 8, 2025, the shareholders and Board of Directors of the Company approved the 220-for-1 reverse stock split of its ordinary shares in accordance with Cayman law and the corresponding filing of the ratio change, which was duly filed with the Cayman Registrar. As a result of the reverse stock split, the number of ordinary shares outstanding were reduced from 187,892,786 Class A ordinary shares to approximately 854,059 Class A ordinary shares, and from 9,000,000 Class B ordinary shares to approximately 40,910 Class B ordinary shares, subject to rounding up of all fractional shares to the nearest whole share in lieu of such fractional shares.

Increase in Authorized Share Capital

On November 19, 2025, the shareholders and the board of directors of the Company approved an increase in the Company’s authorized share capital from US$50,000, divided into 2,272,727.27 ordinary shares with a par value of US$0.022 each, consisting of 2,045,454.54 Class A ordinary shares and 227,272.73 Class B ordinary shares, to US$220,000,000, divided into 10,000,000,000 ordinary shares with a par value of US$0.022 each, consisting of 9,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares.

Reverse Stock Split

On March 25, 2026, the board of directors of ERAYAK Power Solution Group Inc., a Cayman Islands exempted company, approved a 1-for-10 reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares. The reverse stock split became effective on April 20, 2026, and the Company’s Class A ordinary shares began trading on a post-split basis on the Nasdaq Stock Market LLC on the same date under the current trading symbol “RAYA.”

As a result of the reverse stock split, every ten issued Class A ordinary shares with a par value of US$0.022 each were combined into one issued Class A ordinary share with a par value of US$0.22 each, and every ten issued Class B ordinary shares with a par value of US$0.022 each were combined into one issued Class B ordinary share with a par value of US$0.22 each. Any fractional shares resulting from the reverse stock split were rounded up to the nearest whole share. Following the reverse stock split, the Company’s authorized share capital was adjusted to US$220,000,000, divided into 900,000,000 Class A ordinary shares with a par value of US$0.22 each and 100,000,000 Class B ordinary shares with a par value of US$0.22 each.

At-the-Market (ATM) Equity Offerings

September 2025 Sales Agreement

On September 29, 2025, the Company entered into an At-the-Market Sales Agreement with Craft Capital Management LLC (“Craft”) to sell Class A ordinary shares. During the first quarter of 2026, the Company completed the following sales under this facility prior to its termination:

●	January 30, 2026: The Company completed a closing for the sale of 2,394,786 Class A ordinary shares at gross proceeds of $6,288,646.92. Offering costs withheld from proceeds totaled $417,647.13 (comprising a 4% placement agent commission of $251,545.88, legal fees of $165,000.00, clearing fees of $101.25, and a test wire fee of $1,000.00), resulting in net cash proceeds received of $5,870,999.79.

●	February 13, 2026: The Company completed a closing for the sale of 145,580 Class A ordinary shares at gross proceeds of $216,182.02. Offering costs withheld totaled $32,205.53 (comprising a 4% placement agent commission of $8,647.28, legal fees of $23,538.00, and clearing fees of $20.25), resulting in net cash proceeds received of $183,976.49.

●	February 26, 2026: The Company completed a closing for the sale of 142,824 Class A ordinary shares at gross proceeds of $185,128.47. Offering costs withheld totaled $9,911.89 (comprising a 4% placement agent commission of $7,405.14, legal fees of $2,500.00, and clearing fees of $6.75), resulting in net cash proceeds received of $175,216.58.

In aggregate, under the September 2025 Sales Agreement, the Company issued 2,683,190 Class A ordinary shares for total gross proceeds of $6,689,957.41 during the six months ended June 30, 2026. Total direct offering deductions withheld at settlement were $459,764.55, resulting in total net cash proceeds received of $6,230,192.86.

March 2026 Sales Agreement

On March 16, 2026, the Company entered into a new At-the-Market Sales Agreement with Craft. During the six months ended June 30, 2026, the Company completed the following sales under this facility:

●	March 31, 2026 Closing (Funded April 10, 2026): The Company closed the sale of 1,247,456 Class A ordinary shares for gross proceeds of $718,661.36. Offering costs withheld from proceeds totaled $58,773.45 (comprising a 4% placement agent commission of $28,746.45, legal fees of $30,000.00, and clearing fees of $27.00), resulting in net cash proceeds received of $659,887.91.

●	June 2026 ATM Sales: Between June 8, 2026, and June 25, 2026, the Company sold an aggregate of 46,953 Class A ordinary shares through the ATM program at an average sales price of approximately $3.46 per share, generating total gross proceeds of $162,492.35. Commissions and clearing fees totaled $6,567.19 (commissions of $6,499.69 and clearing fees of $67.50), yielding net settlement proceeds of $155,925.16.

In aggregate, under the March 2026 Sales Agreement, the Company issued 1,294,409 Class A ordinary shares for total gross proceeds of $881,153.71 during the six months ended June 30, 2026.

Private Placement of Class A Ordinary Shares

On April 9, 2026, the Company completed a private placement pursuant to which it issued 500,000 Class A ordinary shares for total gross cash proceeds of $400,000 ($0.80 per share).

Subscription of Class B Ordinary Shares

On May 28, 2026, ERAYAK International Limited, an entity wholly owned by Lingyi Kong, executed a subscription letter to subscribe for 45,000 Class B ordinary shares, par value $0.22 per share, for an aggregate consideration of $139,050 ($3.09 per share). The newly issued shares rank pari passu in all respects with the existing Class B ordinary shares.

During the six months ended June 30, 2026, the Company incurred total offering-related costs of $630,481 (consisting of underwriting commissions, legal, professional, and placement fees), which were charged directly against Additional Paid-in Capital against the proceeds of the respective offerings.

Share Capital Reduction and Increase in Authorized Share Capital

Pursuant to shareholder resolutions approved on July 9, 2026, the Company executed a share capital reduction whereby the par value of each issued and outstanding Class A and Class B ordinary share was reduced from US$0.22 to US$0.00001 per share by cancelling US$0.21999 per share of paid-up capital. The resulting credit of $236,531 was transferred to additional paid-in capital (distributable reserve).

Immediately following the Share Capital Reduction and Reorganization, the Company’s authorized share capital was increased from US$10,000 divided into 1,000,000,000 ordinary shares of par value US$0.00001 each to US$50,000 divided into 5,000,000,000 ordinary shares of par value US$0.00001 each (comprising 4,500,000,000 Class A ordinary shares and 500,000,000 Class B ordinary shares).

All share and per-share amounts presented in these consolidated financial statements and the accompanying notes have been retroactively adjusted to reflect the reverse stock split for all periods presented, unless otherwise indicated.

Statutory Reserve

The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors of each of the PRC subsidiaries. The reserved amount as determined pursuant to PRC statutory laws totaled $1,244,717 as of June 30, 2026 and December 31, 2025.

Under PRC laws and regulations, paid in capital, additional paid in capital, and statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation.